Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Net Impact to Cash for the Proceeds of Credit Agreement
The following table summarizes the net impact to cash, debt, and equity in conjunction with the Acquisition, as of the origination date:

(in thousands)
Credit Agreement	$5,000
Cash consideration	(4,000)
Net proceeds from Credit Agreement	1,000

Term Loan	5,000
Debt discount associated with SWK Warrant #1 (see Note 9)	(2,656)
Derivative liability associated with SWK Warrant #2 (see Note 9)	(908)
Net debt recorded with Acquisition	1,436

Common Stock (6,500,000 shares at $0.04 par)	260

Additional paid-in capital: issuance of shares	2,740
Additional paid-in capital: fair value of SWK Warrant #1 (see Note 9)	2,656
Net increase to APIC with Acquisition	$5,396

Preliminary Allocation of Purchase Price
The allocation of the purchase price was finalized in the first quarter of 2016 and is as follows:

(in thousands)
Accounts receivable, net of allowance of $2	$918
Inventory and other current assets	117
Fixed assets	123
Customer portal (existing technologies)	4,151
Customer relationships	2,097
Goodwill	633
Accounts payable and accrued expenses	(743)
Deferred revenue	(296)
Purchase Price	$7,000

Business Acquisition, Pro Forma Information
The following table provides unaudited pro forma results of operations, as if the acquisition had been in effect for the full year ended December 31, 2015:

December 31, 2015
(in thousands)
Pro forma revenues	$34,996

Pro forma net loss from continuing operations	$(10,847)